Borrowings (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current
Term bank loans (Refer note below)	[1],[2],[3],[4]	₨ 1,392,738		₨ 1,533,435
Other working capital facilities (Refer note below)	[5],[6],[7]	4,868,255		3,295,986
Borrowings from others (Refer note below)	[8],[9],[10]	850,076		937,220
Current borrowings and current portion of non-current borrowings		7,111,069		5,766,641
Non current [abstract]
Term bank loans (Refer note below)	[1],[2],[3],[4]	4,139,500		2,344,951
Borrowings from others (Refer note below)	[8],[9],[10]	3,629,622		1,297,637
Non-current portion of non-current borrowings		₨ 7,769,122	$ 102,485	₨ 3,642,588

[1]	During the year 2020-21 under review, the Company has entered into External Commercial Borrowing (ECB) facility agreement for an amount of $5 million and drawn down $2 million out of the sanctioned loan. The Company has also entered into agreement for currency swap (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed.
[2]	Of total term bank loans, ₹ 4,054 million including current maturities (previous year ₹ 1,375 millions) is primarily secured by charge on movable fixed assets funded by term bank loans and also secured by project receivables. An amount of ₹ 721 million (previous year ₹ 966 million) including current maturities is secured against the specific project receivables and an amount of ₹ 331 million (previous year :₹ 352 million) including current maturities is secured by moveable fixed assets funded out of term bank loans.
[3]	Term bank loans of amount ₹ 260 million (previous year: ₹ 361 million) is primarily secured by moveable fixed assets at Rabale Tower II Data center (1st & 2nd floor) funded by Term bank Loans and project receivables and collaterally secured by property at Vashi (fifth floor) in Mumbai . An amount of ₹ Nil since closed (previous year: ₹ 244 million) primarily secured by Hyderabad property and collaterally by the properties at Tidel, vileparle and Vashi 6th Floor
[4]	The term bank loans bear interest rate of 2.50% plus 3 months LIBOR in the case of Foreign currency term bank loans, a rage of and a range of from 0.79% to 1.73% (previous year 0.89% to 3.35%) in case of buyers credit from banks, a range of Nil since closed (previous year 9.00% to 9.6%) for Term bank loans (INR) lieu of Buyers Credit and 7.2% to 8.92% (previous year 6.80% to 9.6%) for other term bank loans and the term bank loans are repayable in quarterly instalments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.
[5]	In addition to the above, out of these loans repayable on demand from banks (including overdraft facilities), (i) exposure amounting to ₹ 2,222 million (previous year : ₹ 2,346 million) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future. (ii) exposure amounting to ₹ 1,072 million (previous year : ₹ 1,501 million) is secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor and Vile Parle at Mumbai. (iii) the exposure amounting to ₹ 950 million (Previous Year : ₹ 648 million) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai. (iv) exposure amounting to ₹ 680 million (Previous Year : ₹ 866 million) is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida DC, Uttar Pradesh.
[6]	Working Capital facilities (including over draft facilities) amounting to ₹ 2,902 million (previous year ₹ 3,212 million), non fund limits (including bank guarantees) availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[7]	Working Capital facilities amounting to ₹ 250 million (previous year ₹ Nil) are primarily secured by way of pari-passu charge on current assets of the Company, both present and future. Working Capital facilities amounting to ₹ 400 million (previous year ₹ Nil) are primarily secured by way of pari-passu charge on current assets and unencumbered movable fixed assets of the Company, both present and future. Working Capital facilities amounting to ₹ 420 million (previous year : ₹ Nil), are primarily secured by way of pari-passu charge on the current assets of the Company. These working capital facilities bear interest ranging from 5.4% p.a. to 8.80% p.a. [Previous year: 5.4% p.a. to 9.45% p.a.] and these facilities are subject to renewal annually.
[8]	During the year under review, Sify Infinit Spaces Limited (SISL) issued, Kotak Special Situations Fund (KSSF) 2,00,00,000 (two crore) Series 1 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 20,000 and 1% of 2,00,00,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 200. The balance 99% of Series 2 CCDs shall be fully paid up between October 2022 and March 2023. Further, SISL is having, option and right to require KSSF to acquire additional compulsory convertible debentures of the Company (“Additional CCDs”) in one or more tranches during FY 2022, FY 2023, FY 2024, FY 2025 or by October 1, 2026 for up to an aggregate subscription amount of ₹ 60,000. The CCDs are secured by secondary charge over identified movable assets of Data Center facility. The CCD's carry a coupon rate of 6% payable half-yearly. The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio for Series 1 shall be decided based on the equity valuation as at March 31, 2023 and the conversion ratio for Series 2 based on equity valuation as at March 31, 2024.
[9]	The above borrowings also includes ₹ 500 million towards Cumulative non-convertible Redeemable preference shares issued from Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption.
[10]	The loan from Non – Banking financials Company (NBFC) bear interest rate ranging from 8.3% to 9.9% (previous year 8.6% to 9.9%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.